Capital Lease Obligations (Tables)	24 Months Ended
Dec. 31, 2014
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Years ending December 31,	Amount
2015	$32,945
2016	32,945
2017	8,908
2018	8,908
2019	1,838
Total	85,544
Less – portion representing interest	(12,778)
Total	72,766
Less – non-current portion	(39,821)

Current portion of capital lease obligation	$32,945